Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2025	2024
Equity securities	2,607	2,562
Debt securities [1]	50,817	42,219
Loans and advances [1]	3,238	1,608
	56,662	46,389
[1] Debt securities includes an amount of EUR -15 million (2024: EUR  -12 million) and Loans and advances includes EUR -6 million (2024: EUR  -7 million) of
Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value [1]	Dividend income	Dividend income [1]
in EUR million	2025	2024	2025	2024
Investment in Bank of Beijing	1,838	2,241	98	101
Investment in Van Lanschot Kempen	462	51	12	2
Other Investments	307	270	6	14
	2,607	2,562	116	117
[1] The table has been updated to present the increased stake in Van Lanschot Kempen separately from other investments.

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	2,562	1,885	43,827	39,231	46,389	41,116
Additions	395	11	42,899	21,080	43,294	21,091
Amortisation			75	77	75	77
Transfers	10			1	10	1
Changes in unrealised revaluations [2]	-156	605	322	-96	166	509
Impairments			-10	2	-10	2
Reversals of impairments			7	-7	7	-7
Disposals and redemptions	-7	-1	-33,124	-16,906	-33,131	-16,907
Exchange rate differences	-178	62	-1,088	443	-1,267	506
Other changes	-19		1,148		1,128
Closing balance	2,607	2,562	54,055	43,827	56,662	46,389
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss.
Reference is made to Note 19 'Equity' for details on the changes in the revaluation reserve.